Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Parent Only Financial Information [Abstract]
Schedule of condensed balance sheet
As of December 31, 2022
ASSETS
Current assets:
Cash and cash equivalents	$85,955
Restricted cash	15,356,580
Deposit, prepayments, and other receivables	1,715
Total current assets	15,444,250

Non-current assets:
Investments in subsidiaries	13
Total non-current assets	13

TOTAL ASSETS	15,444,263

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Other payables and accrued liabilities	6,577,351
Amounts due to subsidiaries	13
Amounts due to related companies	1,327,107
Forward share purchase liability	13,491,606
Total current liabilities	21,396,077

Long-term liabilities:
Warrant liabilities	4,548
Total long-term liabilities	4,548

TOTAL LIABILITIES	21,400,625

Commitments and contingencies	—

Shareholders’ deficit:
Ordinary shares, $0.001 par value; 200,000,000 shares authorized, 58,376,985 shares issued and outstanding	58,377
Ordinary shares to be issued	1,665
Additional paid-in capital	1,867,335
Accumulated deficit	(7,883,739)
Total shareholders’ deficit	(5,956,362)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$15,444,263

Schedule of condensed statement of operation
For the year ended December 31, 2022
Operating cost and expenses:
Share-based compensation expense	$(2,088,725)
Other general and administrative expenses	(479,407)
Total operating cost and expenses	(2,568,132)

Loss from operations	(2,568,132)

Other income (expense):
Change in fair value of warrant liabilities	8,952
Change in fair value of forward share purchase liability	(5,392,293)
Sundry income	67,734
Total other expense, net	(5,315,607)

Loss before income taxes	(7,883,739)

Income tax expense	—

NET LOSS	$(7,883,739)

Schedule of condensed statement of cash flows
For the year ended December 31, 2022
Cash flows from operating activities:
Net loss	$(7,883,739)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	2,088,725
Change in fair value of warrant liabilities	(8,952)
Change in fair value of forward share purchase liability	5,392,293

Change in operating assets and liabilities:
Deposits, prepayments, and other receivables	(1,715)
Other payables and accrued liabilities	(839,181)
Net cash used in operating activities	(1,252,569)

Cash flows from financing activities:
Advances from related companies	1,338,524
Cash proceeds due to reverse recapitalization	15,356,580
Net cash provided by financing activities	16,695,104

Net change in cash, cash equivalent and restricted cash	15,442,535

BEGINNING OF YEAR	—

END OF YEAR	$15,442,535

Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	$85,955
Restricted cash	15,356,580

Total cash, cash equivalents and restricted cash	$15,442,535